Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Changes in Valuation and Qualifying Accounts

	Balance, beginning of year	Charges to earnings	Charges to other accounts (1)	Deductions	Balance, end of year
2019
Allowance for credit expected losses	$2,065	$4,294	$(104)	$(3,050)	$3,205
Allowance for cancellations	$1,361	$980	$(355)	$—	$1,986
Other reserves (2)	$2,661	$7,216	$30	$(7,316)	$2,591
2020
Allowance for credit expected losses	$3,205	$12,270	$2,689	$(7,369)	$10,795
Allowance for cancellations	$1,986	$14,182	$(854)	$(302)	$15,012
Other reserves (2)	$2,591	$5,858	$(28)	$(7,856)	$565
2021
Allowance for credit expected losses	$10,795	$11,713	$(1,057)	$(8,476)	$12,975
Allowance for cancellations	$15,012	$6,117	$69	$(1,982)	$19,216
Other reserves (2)	$565	$7,073	$(43)	$(5,323)	$2,272